UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ] ; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement
				  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing:
Matthew Humiston	Los Angeles, CA		January 17, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41 Data Records

Form 13F Information Table Value Total: $238,189


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE

                                                                                                             Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579y101    11553 148250.0000SH     Sole              148250.0000
ABAXIS INC COM                 COM              002567105    1461 75875.0000SH       Sole               75875.0000
AFLAC INC COM                  COM              001055102     4135 89900.0000SH      Sole               89900.0000
ALLERGAN INC                   COM              018490102    14307 119485.0000SH     Sole              119485.0000
ALTRIA GROUP                   COM              718154107      356 4150.0000SH       Sole                4150.0000
AMGEN INC                      COM              031162100    11070 162060.0000SH     Sole              162060.0000
APACHE CORP                    COM              037411105     1417 21300.0000SH      Sole               21300.0000
APPLE COMPUTER INC COM         COM              037833100     5360 63180.0000SH      Sole               63180.0000
AUTOMATIC DATA PROCESSING      COM              053015103     5395 109550.0000SH     Sole              109550.0000
BARD CR INC                    COM              067383109     7924 95500.0000SH      Sole               95500.0000
BECTON DICKINSON & CO          COM              075887109     7994 113950.0000SH     Sole              113950.0000
BROWN FORMAN CORP              COM              115637209     6604 99700.0000SH      Sole               99700.0000
CALWEST BANCORP                COM              13169q102      620 37700.0000SH      Sole               37700.0000
CEPHALON INC COM               COM              156708109     7615 108150.0000SH     Sole              108150.0000
CHARLES SCHWAB INC             COM              808513105     6234 322325.0000SH     Sole              322325.0000
CHURCH & DWIGHT INC COM        COM              171340102    19163 449305.0000SH     Sole              449305.0000
CITY NATL CORP COM             COM              178566105     8011 112520.0000SH     Sole              112520.0000
EBAY INC COM                   COM              278642103     6719 223455.0000SH     Sole              223455.0000
ECOLAB INC                     COM              278865100     3162 69950.0000SH      Sole               69950.0000
EXXON MOBIL CORP               COM              30231G102      230 3000.0000SH       Sole                3000.0000
GENENTECH INC COM NEW          COM              368710406      227 2800.0000SH       Sole                2800.0000
HAIN CELESTIAL GRP INC COM     COM              405217100     7040 225575.0000SH     Sole              225575.0000
HANSEN NATURAL CORP            COM              411310105      818 24300.0000SH      Sole               24300.0000
HEALTHCARE SVCS GP INC COM     COM              421906108     1787 61700.0000SH      Sole               61700.0000
IDEXX LABS                     COM              45168d104     3430 43250.0000SH      Sole               43250.0000
INTERNATIONAL GAME TEC COM     COM              459902102     4863 105250.0000SH     Sole              105250.0000
JOHNSON & JOHNSON              COM              46612J101      284 4300.0000SH       Sole                4300.0000
LOGITECH INTL S A SPONSORED AD COM              541419107     8614 301200.0000SH     Sole              301200.0000
NORTHWEST NATURAL GAS CO       COM              667655104     2432 57300.0000SH      Sole               57300.0000
PEPSICO INC                    COM              713448108    12898 206200.0000SH     Sole              206200.0000
PFIZER INC                     COM              717081103      662 25550.0000SH      Sole               25550.0000
PROCTER & GAMBLE CO            COM              742718109     9326 145110.0000SH     Sole              145110.0000
QUALCOMM INC COM               COM              747525103     6815 180335.0000SH     Sole              180335.0000
SHUFFLE MASTER                 COM              825549108     5235 199800.0000SH     Sole              199800.0000
SOUTHERN CO COM                COM              842587107     3351 90900.0000SH      Sole               90900.0000
STARBUCKS CORP                 COM              855244109     9890 279230.0000SH     Sole              279230.0000
TEVA PHARMACEUTICAL INDS       COM              881624209    11467 368940.0000SH     Sole              368940.0000
WEST COAST BANCORP /OR/        COM              952145100     3588 103575.0000SH     Sole              103575.0000
WHOLE FOODS MKT INC COM        COM              966837106     3249 69230.0000SH      Sole               69230.0000
WM WRIGLEY JR CO               COM              982526105     9052 175025.0000SH     Sole              175025.0000
WMS INDS INC COM               COM              929297109     3832 109925.0000SH     Sole              109925.0000
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